SHARE BASED PAYMENT ARRANGEMENTS - Schedule of of effect of share-based payments on entity's profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Marketing Expenses - Agent Stock Based Compensation	$ 2,194	$ 69
Marketing Expenses - FTE Stock Based Compensation	135	143
Research and Development - FTE Stock Based Compensation	1,545	182
General and Administrative - FTE Stock Based Compensation	1,333	744
Total Stock Based Compensation Expense	5,207	1,138
Options Expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Marketing Expenses - Agent Stock Based Compensation	1,188	45
Marketing Expenses - FTE Stock Based Compensation	135	143
Research and Development - FTE Stock Based Compensation	1,545	182
General and Administrative - FTE Stock Based Compensation	1,316	744
Total Stock Based Compensation Expense	4,184	1,114
RSU Expense [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Marketing Expenses - Agent Stock Based Compensation	1,006	24
Marketing Expenses - FTE Stock Based Compensation	0	0
Research and Development - FTE Stock Based Compensation	0	0
General and Administrative - FTE Stock Based Compensation	17	0
Total Stock Based Compensation Expense	$ 1,023	$ 24